UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parametrica Management Ltd.
Address: Unit 5503, 55/F Floor, The Center
         99 Queen's Road East
         Central, Hong Kong

13F File Number:  028-14604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Xiongwei Ju
Title:     Managing Partner
Phone:     (852) 2877-0666

Signature, Place, and Date of Signing:

 /s/  Xiongwei Ju     Central, Hong Kong     April 25, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $3,671 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-14605                     Parametrica Asset Management Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAKER HUGHES INC               COM              057224107      204     4865 SH       SOLE                     4865        0        0
CLOUD PEAK ENERGY INC          COM              18911Q102      203    12732 SH       SOLE                    12732        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301      113    11011 SH       SOLE                    11011        0        0
DRESSER-RAND GROUP INC         COM              261608103      213     4591 SH       SOLE                     4591        0        0
HELMERICH & PAYNE INC          COM              423452101      273     5068 SH       SOLE                     5068        0        0
MARATHON OIL CORP              COM              565849106      267     8415 SH       SOLE                     8415        0        0
PENTAIR INC                    COM              709631105      236     4949 SH       SOLE                     4949        0        0
PVH CORP                       COM              693656100      220     2467 SH       SOLE                     2467        0        0
RED HAT INC                    COM              756577102      456     7613 SH       SOLE                     7613        0        0
ROWAN COS INC                  COM              779382100      268     8152 SH       SOLE                     8152        0        0
SCHLUMBERGER LTD               COM              806857108      210     3000 SH       SOLE                     3000        0        0
SCHNITZER STL INDS             CL A             806882106      227     5700 SH       SOLE                     5700        0        0
TETRA TECH INC NEW             COM              88162G103      255     9681 SH       SOLE                     9681        0        0
TETRA TECHNOLOGIES INC DEL     COM              88162F105      120    12761 SH       SOLE                    12761        0        0
TOLL BROTHERS INC              COM              889478103      201     8376 SH       SOLE                     8376        0        0
WRIGHT EXPRESS CORP            COM              98233Q105      205     3171 SH       SOLE                     3171        0        0